property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
property, plant and equipment
Property, plant and equipment at beginning of period	$ 12,091
Depreciation	1,929	$ 1,669
Property, plant and equipment at end of period	14,232	12,091
Additions in respect of asset retirement obligations	153	(15)
Contractual commitments for the acquisition of property, plant and equipment	136	148
IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount		(57)
Depreciation	187
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	12,091
Property, plant and equipment at end of period	12,882	12,091
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	9,656
Property, plant and equipment at end of period	10,653	9,656
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	1,223
Property, plant and equipment at end of period	1,262	1,223
Owned assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	385
Property, plant and equipment at end of period	498	385
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	48
Property, plant and equipment at end of period	48	48
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	779
Property, plant and equipment at end of period	421	779
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at end of period	1,350
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at end of period	213
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at end of period	1,093
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at end of period	44
Impairment of assets	5
Cost/Gross amount
property, plant and equipment
As adjusted		36,271
Additions	2,925
Additions arising from business acquisitions	165
Dispositions, retirements and other	(934)
Net foreign exchange differences	(12)
Property, plant and equipment at end of period	38,415
Cost/Gross amount | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	35,230
Property, plant and equipment at end of period		35,230
Cost/Gross amount | IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount		1,041
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	35,230	33,599
Reclassification arising from implementation of IFRS 16		102
As adjusted		35,128
Additions	2,416	2,368
Additions arising from business acquisitions	142	26
Dispositions, retirements and other	(817)	(763)
Property, plant and equipment at end of period	36,869	35,230
Cost/Gross amount | Owned assets | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	35,230
Property, plant and equipment at end of period		35,230
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	29,956	28,724
Reclassification arising from implementation of IFRS 16		101
As adjusted		29,855
Additions	1,073	1,039
Additions arising from business acquisitions	127	4
Dispositions, retirements and other	(644)	(767)
Assets under construction put into service	1,302	956
Property, plant and equipment at end of period	31,713	29,956
Cost/Gross amount | Owned assets | Network assets | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	29,956
Property, plant and equipment at end of period		29,956
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	3,273	3,077
As adjusted		3,273
Additions	42	27
Additions arising from business acquisitions	3	13
Dispositions, retirements and other	(125)	56
Assets under construction put into service	121	100
Property, plant and equipment at end of period	3,314	3,273
Cost/Gross amount | Owned assets | Buildings and leasehold improvements | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	3,273
Property, plant and equipment at end of period		3,273
Cost/Gross amount | Owned assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	1,174	1,095
Reclassification arising from implementation of IFRS 16		1
As adjusted		1,173
Additions	84	37
Additions arising from business acquisitions	12	9
Dispositions, retirements and other	(48)	(52)
Assets under construction put into service	152	85
Property, plant and equipment at end of period	1,373	1,174
Cost/Gross amount | Owned assets | Other | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	1,174
Property, plant and equipment at end of period		1,174
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	48	48
As adjusted		48
Property, plant and equipment at end of period	48	48
Cost/Gross amount | Owned assets | Land | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	48
Property, plant and equipment at end of period		48
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	779	655
As adjusted		779
Additions	1,217	1,265
Assets under construction put into service	(1,575)	(1,141)
Property, plant and equipment at end of period	421	779
Cost/Gross amount | Owned assets | Assets under construction | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	779
Property, plant and equipment at end of period		779
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Reclassification arising from implementation of IFRS 16		(102)
As adjusted		1,143
Additions	509
Additions arising from business acquisitions	23
Dispositions, retirements and other	(117)
Net foreign exchange differences	(12)
Property, plant and equipment at end of period	1,546
Cost/Gross amount | Right-of-use lease assets | IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount		1,041
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Reclassification arising from implementation of IFRS 16		(101)
As adjusted		101
Additions	219
Dispositions, retirements and other	(101)
Property, plant and equipment at end of period	219
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
As adjusted		1,011
Additions	274
Additions arising from business acquisitions	12
Dispositions, retirements and other	(18)
Net foreign exchange differences	(12)
Property, plant and equipment at end of period	1,267
Cost/Gross amount | Right-of-use lease assets | Real estate | IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount		1,011
Cost/Gross amount | Right-of-use lease assets | Other
property, plant and equipment
Reclassification arising from implementation of IFRS 16		(1)
As adjusted		31
Additions	16
Additions arising from business acquisitions	11
Dispositions, retirements and other	2
Property, plant and equipment at end of period	60
Cost/Gross amount | Right-of-use lease assets | Other | IFRS 16 effects
property, plant and equipment
IFRS 16, Leases transitional amount		30
Accumulated depreciation
property, plant and equipment
As adjusted		(23,139)
Depreciation	1,929
Dispositions, retirements and other	885
Property, plant and equipment at end of period	(24,183)
Accumulated depreciation | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	(23,139)
Property, plant and equipment at end of period		(23,139)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	(23,139)	(22,231)
Reclassification arising from implementation of IFRS 16		(1)
As adjusted		(23,138)
Depreciation	1,728	1,669
Dispositions, retirements and other	879	761
Property, plant and equipment at end of period	(23,987)	(23,139)
Accumulated depreciation | Owned assets | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	(23,139)
Property, plant and equipment at end of period		(23,139)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(20,300)	(19,638)
Reclassification arising from implementation of IFRS 16		(1)
As adjusted		(20,299)
Depreciation	1,473	1,431
Dispositions, retirements and other	712	769
Property, plant and equipment at end of period	(21,060)	(20,300)
Accumulated depreciation | Owned assets | Network assets | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	(20,300)
Property, plant and equipment at end of period		(20,300)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	(2,050)	(1,884)
As adjusted		(2,050)
Depreciation	120	115
Dispositions, retirements and other	118	(51)
Property, plant and equipment at end of period	(2,052)	(2,050)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	(2,050)
Property, plant and equipment at end of period		(2,050)
Accumulated depreciation | Owned assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period	(789)	(709)
As adjusted		(789)
Depreciation	135	123
Dispositions, retirements and other	49	43
Property, plant and equipment at end of period	(875)	(789)
Accumulated depreciation | Owned assets | Other | As previously reported
property, plant and equipment
Property, plant and equipment at beginning of period	(789)
Property, plant and equipment at end of period		(789)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Reclassification arising from implementation of IFRS 16		1
As adjusted		(1)
Depreciation	201
Dispositions, retirements and other	6
Property, plant and equipment at end of period	(196)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Reclassification arising from implementation of IFRS 16		1
As adjusted		$ (1)
Depreciation	13
Dispositions, retirements and other	8
Property, plant and equipment at end of period	(6)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Depreciation	177
Dispositions, retirements and other	3
Property, plant and equipment at end of period	(174)
Accumulated depreciation | Right-of-use lease assets | Other
property, plant and equipment
Depreciation	11
Dispositions, retirements and other	(5)
Property, plant and equipment at end of period	$ (16)